Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Japanese plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	¥ 41,519
2013	41,562
2014	43,307
2015	43,899
2016	46,024
2017-2021	265,113
Foreign plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	8,102
2013	8,783
2014	9,857
2015	11,241
2016	12,663
2017-2021	¥ 103,045